Digital Currency and Risk Management - Schedule of summary of digital currencies (Details)	12 Months Ended
Mar. 31, 2021 USD ($)
Ethereum [Member]
Digital Currency And Risk Management [Line Items]
Impact of 25% variance in price	$ 9,608,671
Ethereum Classic [Member]
Digital Currency And Risk Management [Line Items]
Impact of 25% variance in price	1,286
Bitcoin [Member]
Digital Currency And Risk Management [Line Items]
Impact of 25% variance in price	$ 4,749,386